Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) (Parentheticals) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Research and development costs, Net of R&D tax credits	$ 121,000	$ 82,176	$ 176,857	$ 225,609	$ 70,191